Adjusting Items Included In Profit From Operations	6 Months Ended
Jun. 30, 2020
Revenue [Abstract]
Adjusting Items Included In Profit From Operations

Notes to the Interim Financial Statements

ADJUSTING ITEMS INCLUDED IN PROFIT FROM OPERATIONS

Adjusting items are significant items in the profit from operations that individually or, if of a similar type, in aggregate, are relevant to an understanding of the Group’s underlying financial performance. These items are separately disclosed in the segmental analyses.

In summary, in the six-months ended 30 June 2020, the Group incurred £271 million (30 June 2019: £829 million; 31 December 2019: £2,114 million) of adjusting items within profit from operations:

	Six-months to		Year to
	30.6.20	30.6.19	31.12.19
	£m	£m	£m

Restructuring and integration costs	69	93	565
Amortisation and impairment of trademarks and similar intangibles	171	175	481
Impairment of goodwill	11	-	194
Charge in respect of an excise dispute in Russia	(15)	-	202
Charge in respect of Quebec Class Action	-	436	436
Other adjusting items (including Engle)	35	125	236
Total adjusting items included in profit from operations	271	829	2,114

(a) Restructuring and integration costs

Restructuring costs reflect the costs incurred as a result of initiatives to improve the effectiveness and the efficiency of the Group as a globally integrated enterprise. These costs represent additional expenses incurred that are not related to the normal business and day-to-day activities. These initiatives include a review of the Group’s manufacturing operations and the costs associated with Project Quantum, being a review of the Group’s organisational structure announced in 2019. The costs of these initiatives, together with the costs of integrating acquired businesses into existing operations, including acquisition costs, are included in profit from operations under the following headings:

	Six-months to		Year to
	30.6.20	30.6.19	31.12.19
	£m	£m	£m

Employee benefit costs	34	42	364
Depreciation and impairment costs	3	17	63
Other operating expenses	32	41	145
Other operating income	-	(7)	(7)
Total	69	93	565

The restructuring costs in the six-months ended 30 June 2020 include the costs of packages paid to employees in respect of Project Quantum and the ongoing costs of the previously announced factory rationalisation activities in Russia and APME.

The restructuring costs in the six-months ended 30 June 2019 include the costs of packages paid to employees in respect of permanent headcount reduction and the ongoing costs of the previously announced downsizing and factory rationalisation activities in Germany, Russia and APME. Included in other operating income are amounts related to the reversal of a deferred consideration provision in relation to the acquisition of TDR d.o.o. (TDR).

Notes to the Interim Financial Statements

Adjusting items included in profit from operation cont...

(b) Amortisation and impairment of trademarks and similar intangibles

Acquisitions including RAI, TDR and Skandinavisk Tobakskompagni in previous years, have resulted in the capitalisation of trademarks and similar intangibles that are amortised over their expected useful lives, which do not exceed 20 years. The charge of £171 million is included in depreciation, amortisation and impairment costs in the profit from operations for the six-months to 30 June 2020 (30 June 2019: £175 million; 31 December 2019: £481 million). The proportionally higher charge in year ended 31 December 2019 included impairment in respect of Kodiak and Vapewild brands as well as impairments in respect of brands that will migrate to the Group’s strategic New Category brands in line with the portfolio simplification agenda, recognised in the second half of 2019.

(c) Other

In the six-months ended 30 June 2020, the Group incurred £31 million (30 June 2019: £561 million; 31 December 2019: £1,068 million) of other adjusting items.

The charge in 2020 includes £35 million (30 June 2019: £125 million; 31 December 2019: £236 million) related to other smoking and health litigation, including Engle progeny in the US, partly offset by credits related to the Non-Participating Manufacturers settlement, which have been adjusted within “other operating expenses”. The charge in 2020 also includes the impairment of goodwill related to the Group’s acquisition of Twisp in South Africa (£11 million) and a credit (£15 million) related to excise dispute in Russia, which is offset in the adjusting items included in taxation below. The charge in the six-months ended 30 June 2019 included £436 million related to the Quebec class action while the 2019 full year charge also included the impairment of goodwill of £194 million, related to Indonesia from the Bentoel acquisition (£172 million), VapeWild (£12 million) and Highendsmoke (£10 million).

(d) Ongoing impairment review of assets

The Group reviews and monitors the performance of its non-financial assets (including goodwill) in line with the requirements of IAS 36 Impairment of Assets. The impact of COVID-19 has had an impact on the ability of certain of our markets (including South Africa) to conduct normal operations and accordingly the Group has considered this to be a trigger to review the carrying value of its significant non-financial assets.

This review has not identified any impairment at the balance sheet date, other than in respect of Twisp as disclosed above. However, the review did identify that the carrying value of the goodwill in relation to Malaysia would be impaired if the forecast operating cash flows are further negatively impacted by increased headwinds in trading conditions. In this event, an impairment of up to £100 million may be required. If any impairment were to be recognised, this would be a non-cash, adjusting item.

Following the application of a reasonable range of sensitivities to all the cash-generating units (including South Africa) there was no indication of any further impairment.

Furthermore, despite the challenging environment due to COVID-19 there was no material impairment of inventory or debtors in the six-months period end 30 June 2020.

ADJUSTING ITEMS INCLUDED IN NET FINANCE COSTS

In the six-months ended 30 June 2020, the Group incurred interest on adjusting tax payables of £3 million (30 June 2019: £23 million; 31 December 2019: £80 million), including interest of £12 million (30 June 2019: £15 million; 31 December 2019: £28 million) in relation to FII GLO, as described on page 50 with the reduction due to the lower Bank of England base rate. In the six-months ended 30 June 2020, the Group also recognised a net credit in respect of an excise dispute and in respect of withholding tax in Russia. In the year ended 31 December 2019, interest on adjusting tax payables also included interest of £50 million in respect of the Russia excise dispute.

Notes to the Interim Financial Statements

ADJUSTING ITEMS INCLUDED IN SHARE OF POST-TAX RESULTS OF ASSOCIATES AND JOINT VENTURES

The Group’s interest in ITC decreased from 29.46% to 29.45% as a result of ITC issuing ordinary shares under the company’s Employees Share Option Scheme.  The issue of these shares and change in the Group’s share of ITC resulted in a gain of £19 million (30 June 2019: £29 million; 31 December 2019: £25 million), which is treated as a deemed partial disposal and included in the income statement. This deemed gain was partly offset by a charge of £4 million in the six-months ended 30 June 2020 in respect of other adjusting items recognised by ITC in respect of a third party warehouse fire.

The share of post-tax results of associates and joint ventures is after the adjusting items above, which is excluded from the calculation of adjusted earnings per share as set out on page 45.

ADJUSTING ITEMS INCLUDED IN TAXATION

The Group’s tax rate is affected by the adjusting items referred to below and by the inclusion of the share of associates’ and joint ventures’ post-tax profit in the Group’s pre-tax results. In the six-months to 30 June 2020, adjusting tax items included a net credit of £26 million (30 June 2019: £7 million; 31 December 2019: £65 million) mainly relating to the release of a provision regarding the application of overseas withholding tax offset by a charge in respect of the excise dispute in Russia referred to above.

Adjusting tax items also includes £67 million for the six-months to 30 June 2020 (30 June 2019: £209 million; 31 December 2019: £373 million) in respect of the taxation on other adjusting items, which are described on pages 39 and 40, with the increase on the prior year largely related to the charge associated with the Quebec Class Action.

As the above items are not reflective of the ongoing business, these have been recognised as adjusting items within taxation.